INTANGIBLE ASSETS - Additional Information (Details) - USD ($)	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
INTANGIBLE ASSETS
Amortization expense	$ 13,638	$ 12,137	$ 12,705